Segment and Geographic Information (Tables)	12 Months Ended
Sep. 24, 2022
Segment Reporting [Abstract]
Schedule of Revenue and Property and Equipment by Geographical Region
Revenue by geographical region (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
United States	$589,944	$248,209	$54,349
Canada	3,368	3,704	37,737

Total revenue	$593,312	$251,913	$92,086

Percentage of revenue generated outside of the United States	1%	1%	41%

Total property and equipment, net by geographical region (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
United States	$23,640	$17,355
Canada	1,238	1,262

Total property and equipment, net	$24,878	$18,617

Percentage of property and equipment, net held outside of the United States	5%	7%